Stock Incentive Plans Company recognized stock-based compensation expense (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Share-based Compensation	$ 17	$ 7	$ 49	$ 36	$ 56
Share Based Compensation Net Of Tax	11	4	31	23	35
Cost of services [Member]
Share-based Compensation	6	3	22	15	12
Allocated Share Based Compensation Expense Selling General And Administrative [Member]
Share-based Compensation	$ 11	$ 4